Document and Entity Information	Total
Risk/Return:
Document Type	497
Document Period End Date	Jan. 19, 2016
Entity Registrant Name	EGA Emerging Global Shares Trust
Entity Central Index Key	0001450501
Amendment Flag	false
Document Creation Date	Jan. 19, 2016
Document Effective Date	Jan. 19, 2016
Prospectus Date	Jul. 29, 2015
EGShares Emerging Markets Domestic Demand ETF | EGShares Emerging Markets Domestic Demand ETF
Risk/Return:
Trading Symbol	EMDD